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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A

                   REGISTRATION STATEMENT (NO.2-47371) UNDER
                           THE SECURITIES ACT OF 1933

                           PRE-EFFECTIVE AMENDMENT NO.
                        POST-EFFECTIVE AMENDMENT NO. 63
                                       AND

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940

                                AMENDMENT NO. 64


                     VANGUARD FIXED INCOME SECURITIES FUNDS
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482

IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE ON MARCH 21, 2003, PURSUANT TO RULE (B)(1)(III) OF RULE 485. THIS POST-EFFECTIVE AMENDMENT IS BEING MADE TO EXTEND THE DATE OF EFFECTIVENESS FOR PREVIOUSLY FILED POST-EFFECTIVE AMENDMENTS (POST-EFFECTIVE AMENDMENT NOS. 58, 59, 60, 61, AND 62).

February 20, 2003



U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE:  VANGUARD FIXED INCOME SECURITIES FUNDS (THE "TRUST")
     FILE NO.  2-47371
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Commissioners:


Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, we are submitting this filing for the sole purpose of extending the pending effective date of the 58th, 59th, 60th, 61st, and 62nd Post-Effective Amendment to the Trust's Registration Statement. Post-Effective Amendment No. 58 originally requested an effective date of October 31, 2002. Post-Effective Amendments No. 59, 60, 61, and 62 requested extension dates of November 30, 2002, December 27, 2002, January 25, 2003, and February 21, 2003, respectively. It is proposed that this filing become effective on March 21, 2003, pursuant to Rule (b)(1)(v) of rule 485. The contents of the Post-Effective Amendment No. 58, which we filed under Rule 485(a) on August 30, 2002, are hereby incorporated by reference into this letter.


Please contact me at (610) 503-2320 if you have any questions concerning this amendment or the requested effective date. Thank you.


Sincerely,


THE VANGUARD GROUP, INC.


Christopher A. Wightman
Associate Counsel

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 20th day of February, 2003.

                                   VANGUARD FIXED INCOME SECURITIES FUNDS

                                   BY: __________________/S/____________________

                                                   (HEIDI STAM)
                                                 JOHN J. BRENNAN*
                                       CHAIRMAN AND CHIEF EXECUTIVE OFFICER


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

By: ----------------------------President, Chairman, Chief              February 20, 2003
       /S/ JOHN J. BRENNAN      Executive Officer, and Trustee
           (Heidi Stam)
         John J. Brennan*


By: ----------------------------Trustee                                 February 20, 2003
       /S/ CHARLES D. ELLIS
           (Heidi Stam)
        Charles D. Ellis*


By: ----------------------------Trustee                                 February 20, 2003
        /S/ RAJIV L. GUPTA
           (Heidi Stam)
         Rajiv L. Gupta*


By: ----------------------------Trustee                                 February 20, 2003
    /S/ JOANN HEFFERNAN HEISEN
           (Heidi Stam)
     JoAnn Heffernan Heisen*


By: ----------------------------Trustee                                 February 20, 2003
      /S/ BURTON G. MALKIEL
           (Heidi Stam)
        Burton G. Malkiel*


By: ----------------------------Trustee                                 February 20, 2003
    /S/ ALFRED M. RANKIN, JR.
           (Heidi Stam)
      Alfred M. Rankin, Jr.*


By: ----------------------------Trustee                                 February 20, 2003
      /S/ J. LAWRENCE WILSON
           (Heidi Stam)
       J. Lawrence Wilson*


By: ----------------------------Treasurer and Principal                 February 20, 2003
      /S/ THOMAS J. HIGGINS     Financial Officer and Principal
           (Heidi Stam)         Accounting Officer
       Thomas J. Higgins*



*By Power of Attorney. For Charles D. Ellis, see File Number 33-194460, filed on January 31, 2003; for all other trustees and officers, see File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.